Distribution Date:	08/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2013-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Exchangeable Certificate Factor Detail	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
Specially Serviced Loan Detail - Part 1	21
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762MBS9	1.394000%	94,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762MBT7	2.964000%	34,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762MBV2	3.965481%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	61762MAW1	5.961000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	61762MAY7	3.840000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762MBW0	4.080481%	359,537,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	61762MCC3	4.080481%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61762MBU4	3.912000%	126,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61762MBY6	4.080481%	111,432,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.50%
B	61762MBZ3	4.080481%	100,290,000.00	85,953,987.00	121,461.89	292,278.02	0.00	0.00	413,739.91	85,832,525.11	68.75%	15.75%
C	61762MCB5	4.080481%	52,002,000.00	52,002,000.00	0.00	176,827.65	0.00	0.00	176,827.65	52,002,000.00	49.81%	12.25%
D	61762MBC4	4.080481%	53,859,000.00	53,859,000.00	0.00	183,142.20	0.00	0.00	183,142.20	53,859,000.00	30.20%	8.63%
E	61762MBE0	4.080481%	22,286,000.00	22,286,000.00	0.00	75,781.34	0.00	0.00	75,781.34	22,286,000.00	22.09%	7.13%
F	61762MBG5	4.080481%	16,715,000.00	16,715,000.00	0.00	56,837.70	0.00	0.00	56,837.70	16,715,000.00	16.00%	6.00%
G	61762MBJ9	4.080481%	20,429,000.00	20,429,000.00	0.00	69,466.79	0.00	0.00	69,466.79	20,429,000.00	8.56%	4.63%
H	61762MBL4	4.080481%	16,715,000.00	16,715,000.00	0.00	56,837.70	0.00	0.00	56,837.70	16,715,000.00	2.47%	3.50%
J	61762MBN0	4.080481%	52,002,641.00	6,796,654.49	0.00	1,992.07	0.00	0.00	1,992.07	6,796,654.49	0.00%	0.00%
R	61762MBQ3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,485,767,642.01	274,756,641.49	121,461.89	913,163.47	0.00	0.00	1,034,625.36	274,635,179.60

X-A	61762MBX8	4.080481%	580,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			580,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Distribution Total					121,461.89	913,163.47	0.00	0.00	1,034,625.36

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762MBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762MBT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762MBV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	61762MAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	61762MAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762MBW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	61762MCC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61762MBU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61762MBY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61762MBZ3	857.05441220	1.21110669	2.91432865	0.00000000	0.00000000	0.00000000	0.00000000	4.12543534	855.84330551
C	61762MCB5	1,000.00000000	0.00000000	3.40040095	0.00000000	0.00000000	0.00000000	0.00000000	3.40040095	1,000.00000000
D	61762MBC4	1,000.00000000	0.00000000	3.40040105	0.00000000	0.00000000	0.00000000	0.00000000	3.40040105	1,000.00000000
E	61762MBE0	1,000.00000000	0.00000000	3.40040115	0.00000000	0.00000000	0.00000000	0.00000000	3.40040115	1,000.00000000
F	61762MBG5	1,000.00000000	0.00000000	3.40040084	0.00000000	0.00000000	0.00000000	0.00000000	3.40040084	1,000.00000000
G	61762MBJ9	1,000.00000000	0.00000000	3.40040090	0.00000000	0.00000000	0.00000000	0.00000000	3.40040090	1,000.00000000
H	61762MBL4	1,000.00000000	0.00000000	3.40040084	0.00000000	0.00000000	0.00000000	0.00000000	3.40040084	1,000.00000000
J	61762MBN0	130.69825608	0.00000000	0.03830709	0.40611937	26.85804592	0.00000000	0.00000000	0.03830709	130.69825608
R	61762MBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762MBX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	292,278.02	0.00	292,278.02	0.00	0.00	0.00	292,278.02	0.00
C	07/01/26 - 07/30/26	30	0.00	176,827.65	0.00	176,827.65	0.00	0.00	0.00	176,827.65	0.00
D	07/01/26 - 07/30/26	30	0.00	183,142.20	0.00	183,142.20	0.00	0.00	0.00	183,142.20	0.00
E	07/01/26 - 07/30/26	30	0.00	75,781.34	0.00	75,781.34	0.00	0.00	0.00	75,781.34	0.00
F	07/01/26 - 07/30/26	30	0.00	56,837.70	0.00	56,837.70	0.00	0.00	0.00	56,837.70	0.00
G	07/01/26 - 07/30/26	30	0.00	69,466.79	0.00	69,466.79	0.00	0.00	0.00	69,466.79	0.00
H	07/01/26 - 07/30/26	30	0.00	56,837.70	0.00	56,837.70	0.00	0.00	0.00	56,837.70	0.00
J	07/01/26 - 07/30/26	30	1,375,570.04	23,111.35	0.00	23,111.35	21,119.28	0.00	0.00	1,992.07	1,396,689.32
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,375,570.04	934,282.75	0.00	934,282.75	21,119.28	0.00	0.00	913,163.47	1,396,689.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61762MBY6	N/A	111,432,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	61762MBY6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61762MBZ3	4.080481%	100,290,000.00	85,953,987.00	121,461.89	292,278.02	0.00	0.00	413,739.91	85,832,525.11
B (PST)	61762MBZ3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61762MCB5	4.080481%	52,002,000.00	52,002,000.00	0.00	176,827.65	0.00	0.00	176,827.65	52,002,000.00
C (PST)	61762MCB5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			263,724,000.03	137,955,987.00	121,461.89	469,105.67	0.00	0.00	590,567.56	137,834,525.11

Exchangeable Certificate Details
PST	61762MCA7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PST	61762MCA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	1,034,625.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	939,977.03	Master Servicing Fee	4,615.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	669.57
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	118.30
ARD Interest	0.00	Trust Advisor Fee	291.01
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	939,977.03	Total Fees	5,694.29

Principal		Expenses/Reimbursements
Scheduled Principal	121,461.89	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	15,729.93
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,093.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,296.33
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	121,461.89	Total Expenses/Reimbursements	21,119.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	913,163.47
Excess Liquidation Proceeds	0.00	Principal Distribution	121,461.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,034,625.36
Total Funds Collected	1,061,438.92	Total Funds Distributed	1,061,438.93

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	274,756,641.49	274,756,641.49	Beginning Certificate Balance	274,756,641.49
(-) Scheduled Principal Collections	121,461.89	121,461.89	(-) Principal Distributions	121,461.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	274,635,179.60	274,635,179.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	274,832,860.21	274,832,860.21	Ending Certificate Balance	274,635,179.60
Ending Actual Collateral Balance	274,736,239.36	274,736,239.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	8	39,726,100.57	14.47%	(38)	4.1140	1.631071	1.10 or less	2	119,697,574.77	43.58%	(40)	3.5319	0.963566
10,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.11-1.30	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	43,527,082.22	15.85%	(38)	4.1120	2.090000	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	33,555,489.16	12.22%	22	5.0400	1.580000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	1	47,826,507.65	17.41%	(38)	4.1120	2.090000	1.51-1.60	1	33,555,489.16	12.22%	22	5.0400	1.580000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	1	110,000,000.00	40.05%	(40)	3.4800	1.030000	2.01-2.10	10	121,382,115.67	44.20%	(38)	4.1120	2.090000
Totals	13	274,635,179.60	100.00%	(32)	3.9725	1.536740	2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21-2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31-2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41-3.50	0	0.00	0.00%	0	0.0000	0.000000
							3.51-4.20	0	0.00	0.00%	0	0.0000	0.000000
							4.21 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	13	274,635,179.60	100.00%	(32)	3.9725	1.536740
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	33,555,489.16	12.22%	22	5.0400	1.580000
							Lodging	1	33,555,489.16	12.22%	22	5.0400	1.580000
Florida	1	121,382,116.57	44.20%	(38)	4.1120	2.090000
							Other	1	110,000,000.00	40.05%	(40)	3.4800	1.030000
New York	2	119,697,574.77	43.58%	(40)	3.5319	0.963566
							Retail	2	131,079,691.34	47.73%	(38)	4.1126	1.950913
Totals	4	274,635,179.60	100.00%	(32)	3.9725	1.536740
							Totals	4	274,635,179.60	100.00%	(32)	3.9725	1.536740

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	1	110,000,000.00	40.05%	(40)	3.4800	1.030000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	11	131,079,690.44	47.73%	(38)	4.1126	1.950913	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	33,555,489.16	12.22%	22	5.0400	1.580000	49 months or greater	13	274,635,179.60	100.00%	(32)	3.9725	1.536740
	Totals	13	274,635,179.60	100.00%	(32)	3.9725	1.536740	Totals	13	274,635,179.60	100.00%	(32)	3.9725	1.536740
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	13	274,635,179.60	100.00%	(32)	3.9725	1.536740	Interest Only	1	110,000,000.00	40.05%	(40)	3.4800	1.030000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	12	164,635,179.60	59.95%	(26)	4.3016	1.875315
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	231-300 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301-350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	274,635,179.60	100.00%	(32)	3.9725	1.536740	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	13	274,635,179.60	100.00%	(32)	3.9725	1.536740
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	13	274,635,179.60	100.00%	(32)	3.9725	1.536740	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	85 to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	274,635,179.60	100.00%	(32)	3.9725	1.536740	115 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
								121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	0	0.00	0.00%	0	0.0000	0.000000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A11	30305077	RT	Tampa	FL	Actual/360	4.112%	74,530.84	0.00	0.00	N/A	06/01/23	06/01/28	21,048,624.05	21,048,624.05	08/01/26
2	30304906	98	New York	NY	Actual/360	3.480%	329,633.33	0.00	0.00	04/05/23	04/05/43	06/05/28	110,000,000.00	110,000,000.00	08/05/26
9	30305084	LO	Santa Monica	CA	Actual/360	5.040%	146,050.16	96,620.85	0.00	N/A	06/01/28	--	33,652,110.01	33,555,489.16	08/01/26
30	30305105	RT	Bronx	NY	Actual/360	4.120%	34,492.97	24,841.04	0.00	N/A	05/01/23	05/01/26	9,722,415.81	9,697,574.77	04/01/26
01A12	30305153				Actual/360	4.112%	35,029.49	0.00	0.00	N/A	06/01/23	06/01/28	9,892,852.75	9,892,852.75	08/01/26
01A21	30305154				Actual/360	4.112%	169,348.35	0.00	0.00	N/A	06/01/23	06/01/28	47,826,507.65	47,826,507.65	08/01/26
01A22	30305155				Actual/360	4.112%	79,593.72	0.00	0.00	N/A	06/01/23	06/01/28	22,478,458.17	22,478,458.17	08/01/26
01A31	30305156				Actual/360	4.112%	2,539.47	0.00	0.00	N/A	06/01/23	06/01/28	717,184.19	717,184.19	08/01/26
01A32	30305157				Actual/360	4.112%	1,193.55	0.00	0.00	N/A	06/01/23	06/01/28	337,077.12	337,077.12	08/01/26
01B11	30305158				Actual/360	4.112%	31,013.19	0.00	0.00	N/A	06/01/23	06/01/28	8,758,589.42	8,758,589.42	08/01/26
01B12	30305159				Actual/360	4.112%	14,576.20	0.00	0.00	N/A	06/01/23	06/01/28	4,116,536.84	4,116,536.84	08/01/26
01B21	30305160				Actual/360	4.112%	14,949.50	0.00	0.00	N/A	06/01/23	06/01/28	4,221,963.23	4,221,963.23	08/01/26
01B22	30305161				Actual/360	4.112%	7,026.26	0.00	0.00	N/A	06/01/23	06/01/28	1,984,322.25	1,984,322.25	08/01/26
Totals							939,977.03	121,461.89	0.00				274,756,641.49	274,635,179.60
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A11	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,325,927.24	12,386,001.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,002,354.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	196,846.48	0.00	--	--	08/11/26	4,455,369.56	15,729.93	43,398.46	220,944.58	20,093.44	0.00
01A12	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
01A21	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
01A22	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
01A31	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
01A32	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
01B11	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
01B12	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
01B21	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
01B22	9,175,144.21	2,893,528.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	116,276,570.26	41,321,282.79				4,455,369.56	15,729.93	43,398.46	220,944.58	20,093.44	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.972532%	3.948464%	(32)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.972920%	3.948853%	(30)
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.973326%	3.949258%	(29)
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.973711%	3.949642%	(28)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.974112%	3.950044%	(27)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.974493%	3.950424%	(26)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.974928%	3.950860%	(25)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.975305%	3.951236%	(24)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.975679%	3.951610%	(23)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.976071%	3.952001%	(22)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.976441%	3.952372%	(21)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.976829%	3.952759%	(20)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	30305105	04/01/26	3	5	43,398.46	220,944.58	20,822.97	9,798,634.53	05/06/26	13
Totals					43,398.46	220,944.58	20,822.97	9,798,634.53

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		9,697,575	0	9,697,575		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		264,937,605	264,937,605	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	274,635,180	264,937,605	0	0	9,697,575	0
Jul-26	274,756,641	265,034,226	0	0	9,722,416	0
Jun-26	274,883,415	265,135,134	0	0	9,748,281	0
May-26	275,003,844	265,230,901	0	0	9,772,943	0
Apr-26	275,129,622	275,129,622	0	0	0	0
Mar-26	275,249,026	275,249,026	0	0	0	0
Feb-26	275,385,587	275,385,587	0	0	0	0
Jan-26	275,503,926	275,503,926	0	0	0	0
Dec-25	275,621,774	275,621,774	0	0	0	0
Nov-25	275,745,063	275,745,063	0	0	0	0
Oct-25	275,861,908	275,861,908	0	0	0	0
Sep-25	275,984,230	275,984,230	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
30	30305105	9,697,574.77	9,798,634.53	5,900,000.00	07/20/26	196,846.48	0.28000	--	05/01/23	202
Totals		9,697,574.77	9,798,634.53	5,900,000.00		196,846.48

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
30	30305105	RT	NY	05/06/26	13

07/30/2026 - The Borrower responded through its third party consultant Iron Hound and negotiations are underway to determine a resolution. Absent a meaningful / active updates, the servicer is proceeding with its remedies which were stipulated to by the Borrower when the loan was modified in 2023. The loan transferred to the special servicer after the Borrower failed to repay the loan obligations upon its extended 05/01/2026 maturity date. Notice of Default and a PNL have been repeatedly distributed to the Borrower sponsorship and the servicer is currently awaiting their response. The asset is a 2 story retail property in an urban location near Fordham University and the New York Botanical Gardens in the Bronx,

NY.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
01A11	30305077	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A12	30305153	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A21	30305154	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A22	30305155	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A31	30305156	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A32	30305157	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01B11	30305158	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01B12	30305159	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01B21	30305160	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01B22	30305161	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
2	30304906	0.00	3.48000%	0.00	3.48000%	9	05/31/24	05/31/24	07/02/24
9	30305084	39,128,500.51	5.04000%	39,050,169.20	5.04000%	8	11/11/20	11/11/20	02/16/21
9	30305084	0.00	5.04000%	0.00	5.04000%	8	02/16/21	11/11/20	11/11/20
19	30305094	16,994,676.45	4.86000%	16,994,676.45	4.86000%	10	04/17/20	05/01/20	05/01/20
19	30305094	0.00	4.86000%	0.00	4.86000%	8	05/01/20	05/01/20	04/17/20
23	30305098	13,743,674.73	4.86000%	13,743,674.73	4.86000%	10	04/17/20	05/01/20	05/01/20
23	30305098	0.00	4.86000%	0.00	4.86000%	8	11/17/21	06/30/21	11/30/21
23	30305098	0.00	4.86000%	0.00	4.86000%	8	11/30/21	06/30/21	11/17/21
30	30305105	0.00	4.12000%	0.00	4.12000%	8	12/20/23	12/20/23	01/23/24
34	30305109	9,089,586.50	4.81000%	9,089,586.50	4.81000%	8	09/21/20	10/01/20	10/02/20
34	30305109	0.00	4.81000%	0.00	4.81000%	8	10/02/20	10/01/20	09/21/20
39	30305114	0.00	4.17000%	0.00	4.17000%	8	03/03/21	01/19/21	03/03/21
42	30305117	7,104,847.12	4.25000%	7,104,847.12	4.25000%	8	07/13/20	08/01/20	07/14/20
42	30305117	0.00	4.25000%	0.00	4.25000%	8	07/14/20	08/01/20	07/13/20
45	30305120	0.00	4.36000%	0.00	4.36000%	8	06/01/23	06/01/23	06/20/23
52	30305127	5,836,054.93	4.60000%	5,836,054.93	4.60000%	8	05/26/20	05/20/20	05/29/20
52	30305127	0.00	4.60000%	0.00	4.60000%	8	05/29/20	06/01/20	05/26/20
64	30305139	0.00	4.50700%	0.00	4.50700%	8	09/14/21	09/14/21	09/29/21
64	30305139	0.00	4.50700%	0.00	4.50700%	8	09/29/21	09/14/21	09/14/21
Totals		39,025,165.00		39,025,165.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.
© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30305086	10/18/21	28,726,453.90	0.00	21,640,477.40	2,940,300.25	21,640,477.40	18,700,177.15	10,026,276.75	0.00	45,000.00	9,981,276.75	29.35%
15	30305090	10/17/23	25,435,861.98	29,190,000.00	6,734,741.84	3,709,608.48	6,734,741.84	3,025,133.36	22,410,728.62	0.00	3,332.60	22,407,396.02	74.69%
17	30305092	07/17/25	18,222,430.27	8,600,000.00	7,628,736.53	2,613,180.80	7,628,736.53	5,015,555.73	13,206,874.54	0.00	389,560.32	12,817,314.22	53.40%
48	30305123	01/18/24	5,711,181.19	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
53	30305128	08/17/23	5,193,879.90	8,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
62	30305137	11/18/22	4,068,582.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			87,358,389.42	52,990,000.00	36,003,955.77	9,263,089.53	36,003,955.77	26,740,866.24	45,643,879.91	0.00	437,892.92	45,205,986.99

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/23	9,334.70	0.00	0.00	0.00	0.00	9,334.70	0.00	0.00	11,891,530.83
		04/17/23	11,882,196.13	0.00	0.00	0.00	0.00	11,882,196.13	0.00	0.00
11	30305086	01/18/24	0.00	0.00	9,981,276.75	0.00	0.00	750.00	0.00	0.00	9,981,276.75
		09/16/22	0.00	0.00	9,980,526.75	0.00	0.00	(45,750.00)	0.00	0.00
		10/18/21	0.00	0.00	10,026,276.75	0.00	0.00	10,026,276.75	0.00	0.00
15	30305090	04/17/26	0.00	0.00	22,407,396.02	0.00	0.00	(33.33)	0.00	0.00	22,407,396.02
		03/17/26	0.00	0.00	22,407,429.35	0.00	0.00	(3,299.27)	0.00	0.00
		10/17/23	0.00	0.00	22,410,728.62	0.00	0.00	22,410,728.62	0.00	0.00
17	30305092	01/16/26	0.00	0.00	12,817,314.22	0.00	0.00	(742.99)	0.00	0.00	12,817,314.22
		08/15/25	0.00	0.00	12,818,057.21	0.00	0.00	(388,817.33)	0.00	0.00
		07/17/25	0.00	0.00	13,206,874.54	0.00	0.00	13,206,874.54	0.00	0.00
48	30305123	01/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	30305128	08/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	30305137	11/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			11,891,530.83	0.00	45,205,986.99	0.00	0.00	57,097,517.82	0.00	0.00	57,097,517.82

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	3,296.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	2,093.02	0.00	0.00	15,729.93	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,093.02	0.00	3,296.33	15,729.93	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,119.28

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Supplemental Notes
Exchange of Exchangeable Certificates--January 2017

In January 2017 an exchange of exchangeable certificates took effect in which $131,862,000.00 of Class PST was exchanged for $55,716,000.00 of Class A-S, $50,145,000.00 of Class B, and $26,001,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27